Expenses by Nature - Summary of Expenses by Nature (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Goods and services	kr 127,214	kr 147,023	kr 119,787
Employee remuneration	101,438	89,191	77,462
Amortizations and depreciations	11,157	10,142	8,458
Impairments, obsolescence allowances and revaluation	4,996	4,383	1,456
Inventory increase, net	9,304	7,738	5,565
Additions to capitalized development	2,173	1,720	962
Expenses charged to cost of sales and operating expenses	kr 251,936	kr 241,281	kr 200,636